Document and Entity Information	Oct. 24, 2019
Cover page.
Document Type	8-K
Document Period End Date	Oct. 24, 2019
Entity Registrant Name	INTEGRA LIFESCIENCES HOLDINGS CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	0-26224
Entity Tax Identification Number	51-0317849
Entity Address, Address Line One	311 Enterprise Drive
Entity Address, City or Town	Plainsboro
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08536
City Area Code	609
Local Phone Number	275-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000917520
Amendment Flag	false